Net Operating Revenue - Schedule of Contract Asset Activity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Contract Asset Activity [Abstract]
Beginning Balance	R$ 4,736	R$ 4,862
Decrease from transfers to accounts receivable	(4,735)	(4,798)
Increase from changes based on work in progress	1,836	4,672
Ending Balance	R$ 1,837	R$ 4,736